UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and defense (1.6%)

Astronics Corp.(NON)	12,158	$770,939

Engility Holdings, Inc.(NON)	10,900	491,045

HEICO Corp.	10,617	638,719

Sparton Corp.(NON)	25,587	749,187

		2,649,890
Air freight and logistics (0.5%)

XPO Logistics, Inc.(NON)	30,300	891,123

		891,123
Airlines (1.2%)

Hawaiian Holdings, Inc.(NON)(S)	39,711	554,366

Republic Airways Holdings, Inc.(NON)	25,894	236,671

Spirit Airlines, Inc.(NON)	20,777	1,234,154

		2,025,191
Auto components (0.7%)

Tenneco, Inc.(NON)	11,360	659,675

Tower International, Inc.(NON)	17,014	463,121

		1,122,796
Banks (0.3%)

PacWest Bancorp	12,896	554,657

		554,657
Biotechnology (7.7%)

ACADIA Pharmaceuticals, Inc.(NON)	21,800	530,394

Aegerion Pharmaceuticals, Inc.(NON)(S)	16,984	783,302

Alkermes PLC(NON)	18,424	812,314

Ariad Pharmaceuticals, Inc.(NON)(S)	66,800	538,408

Array BioPharma, Inc.(NON)(S)	61,410	288,627

Biospecifics Technologies Corp.(NON)	11,476	297,458

Celldex Therapeutics, Inc.(NON)	8,800	155,496

Conatus Pharmaceuticals, Inc.(NON)(S)	8,904	72,434

Cubist Pharmaceuticals, Inc.(NON)	27,270	1,994,801

Enanta Pharmaceuticals, Inc.(NON)	8,400	335,916

Insys Therapeutics, Inc.(NON)(S)	18,446	764,197

Intercept Pharmaceuticals, Inc.(NON)	1,600	527,664

InterMune, Inc.(NON)	29,999	1,004,067

Isis Pharmaceuticals, Inc.(NON)	9,723	420,131

Lexicon Pharmaceuticals, Inc.(NON)(S)	83,124	143,805

Merrimack Pharmaceuticals, Inc.(NON)(S)	92,400	465,696

Nanosphere, Inc.(NON)	147,546	317,224

NewLink Genetics Corp.(NON)(S)	7,800	221,520

NPS Pharmaceuticals, Inc.(NON)	21,254	636,132

Receptos, Inc.(NON)	12,104	507,642

Repligen Corp.(NON)	29,374	377,750

Retrophin, Inc.(NON)(S)	25,419	540,662

SIGA Technologies, Inc.(NON)	68,900	213,590

Sunesis Pharmaceuticals, Inc.(NON)	36,600	241,926

Threshold Pharmaceuticals, Inc.(NON)	69,300	329,868

Trevena, Inc.(NON)	15,983	125,626

		12,646,650
Building products (0.7%)

Trex Co., Inc.(NON)	16,435	1,202,385

		1,202,385
Capital markets (1.7%)

Carlyle Group LP (The) (Partnership shares)	10,262	360,607

HFF, Inc. Class A	45,034	1,513,593

Safeguard Scientifics, Inc.(NON)	40,126	889,995

		2,764,195
Chemicals (4.0%)

Axiall Corp.	14,800	664,816

Chemtura Corp.(NON)	42,022	1,062,736

FutureFuel Corp.	40,940	831,082

Innophos Holdings, Inc.	9,261	525,099

Innospec, Inc.	21,133	955,846

Landec Corp.(NON)	50,356	561,973

LSB Industries, Inc.(NON)	18,530	693,393

Olin Corp.	18,000	496,980

Tronox, Ltd. Class A	10,746	255,432

Zep, Inc.	23,540	416,658

		6,464,015
Commercial services and supplies (1.8%)

G&K Services, Inc. Class A	8,200	501,594

KAR Auction Services, Inc.	42,825	1,299,739

MSA Safety, Inc.	10,542	600,894

Performant Financial Corp.(NON)	31,500	285,075

US Ecology, Inc.	5,882	218,340

		2,905,642
Communications equipment (3.2%)

Arris Group, Inc.(NON)	14,022	395,140

Aruba Networks, Inc.(NON)(S)	15,059	282,356

CalAmp Corp.(NON)(S)	45,870	1,278,397

Calix, Inc.(NON)	23,233	195,854

EchoStar Corp. Class A(NON)	28,404	1,350,894

Plantronics, Inc.	6,141	272,967

Ruckus Wireless, Inc.(NON)	38,995	474,179

ShoreTel, Inc.(NON)	42,300	363,780

Ubiquiti Networks, Inc.(NON)(S)	13,386	608,661

		5,222,228
Consumer finance (1.5%)

Credit Acceptance Corp.(NON)	5,008	711,887

DFC Global Corp.(NON)	25,382	224,123

Encore Capital Group, Inc.(NON)	16,273	743,676

Portfolio Recovery Associates, Inc.(NON)	12,282	710,637

		2,390,323
Distributors (1.0%)

Core-Mark Holding Co., Inc.	12,896	936,250

VOXX International Corp.(NON)(S)	48,971	669,923

		1,606,173
Diversified consumer services (2.6%)

Ascent Capital Group, Inc. Class A(NON)	3,684	278,326

Bright Horizons Family Solutions, Inc.(NON)	22,765	890,339

Grand Canyon Education, Inc.(NON)	8,085	377,570

ITT Educational Services, Inc.(NON)(S)	56,604	1,623,403

LifeLock, Inc.(NON)	19,100	326,801

Steiner Leisure, Ltd. (Bahamas)(NON)	17,000	786,250

		4,282,689
Diversified telecommunication services (1.0%)

IDT Corp. Class B	26,100	434,826

inContact, Inc.(NON)	39,404	378,278

Inteliquent, Inc.	37,357	542,797

Iridium Communications, Inc.(NON)(S)	33,570	252,111

		1,608,012
Electrical equipment (2.8%)

AZZ, Inc.(S)	21,186	946,590

EnerSys(S)	15,966	1,106,284

Franklin Electric Co., Inc.	19,258	818,850

Generac Holdings, Inc.	26,384	1,555,864

Polypore International, Inc.(NON)(S)	6,448	220,586

		4,648,174
Electronic equipment, instruments, and components (1.9%)

Anixter International, Inc.	10,197	1,035,199

FEI Co.	4,516	465,238

II-VI, Inc.(NON)	31,114	480,089

MTS Systems Corp.(S)	6,891	471,965

Tech Data Corp.(NON)	10,985	669,646

		3,122,137
Energy equipment and services (0.3%)

Key Energy Services, Inc.(NON)	58,186	537,639

		537,639
Food and staples retail (0.6%)

Roundy's, Inc.	61,000	419,680

United Natural Foods, Inc.(NON)	7,778	551,616

		971,296
Food products (0.6%)

Boulder Brands, Inc.(NON)	14,022	247,068

Hain Celestial Group, Inc. (The)(NON)(S)	3,991	365,057

S&W Seed Co.(NON)(S)	52,096	386,031

		998,156
Health-care equipment and supplies (8.0%)

Abaxis, Inc.(NON)(S)	6,755	262,634

Accuray, Inc.(NON)(S)	59,260	568,896

Alere, Inc.(NON)(S)	16,785	576,565

Align Technology, Inc.(NON)	10,235	530,071

Antares Pharma, Inc.(NON)	110,200	385,700

AtriCure, Inc.(NON)	17,014	320,033

Conmed Corp.	23,843	1,035,978

Cyberonics, Inc.(NON)	6,141	400,700

DexCom, Inc.(NON)	12,179	503,723

GenMark Diagnostics, Inc.(NON)(S)	101,303	1,006,952

Globus Medical, Inc. Class A(NON)	26,304	699,423

Greatbatch, Inc.(NON)	28,127	1,291,592

Haemonetics Corp.(NON)(S)	7,384	240,645

Hill-Rom Holdings, Inc.	14,840	571,934

Insulet Corp.(NON)	19,037	902,735

NxStage Medical, Inc.(NON)	28,760	366,402

OraSure Technologies, Inc.(NON)	47,900	381,763

STAAR Surgical Co.(NON)	75,350	1,416,580

Steris Corp.	13,407	640,184

Thoratec Corp.(NON)	11,100	397,491

Trinity Biotech PLC ADR (Ireland)	23,335	565,407

		13,065,408
Health-care providers and services (3.5%)

AmSurg Corp.(NON)	11,402	536,806

Centene Corp.(NON)	6,005	373,811

Chemed Corp.	11,156	997,904

Community Health Systems, Inc.(NON)	15,800	618,886

Hanger, Inc.(NON)	17,000	572,560

HealthSouth Corp.	6,910	248,276

MWI Veterinary Supply, Inc.(NON)	6,243	971,536

Providence Service Corp. (The)(NON)	24,768	700,439

WellCare Health Plans, Inc.(NON)	12,026	763,892

		5,784,110
Health-care technology (0.9%)

athenahealth, Inc.(NON)(S)	2,865	459,088

Computer Programs & Systems, Inc.	5,083	328,362

MedAssets, Inc.(NON)	27,429	677,771

		1,465,221
Hotels, restaurants, and leisure (3.3%)

Century Casinos, Inc.(NON)	64,300	461,031

Intrawest Resorts Holdings, Inc.(NON)	12,936	168,685

Krispy Kreme Doughnuts, Inc.(NON)	36,900	654,237

Marcus Corp.	27,429	458,064

Papa John's International, Inc.	25,792	1,344,021

Penn National Gaming, Inc.(NON)	45,100	555,632

Popeyes Louisiana Kitchen, Inc.(NON)	10,272	417,454

Red Robin Gourmet Burgers, Inc.(NON)	6,900	494,592

Town Sports International Holdings, Inc.	33,972	288,422

Vail Resorts, Inc.	8,445	588,617

		5,430,755
Household durables (0.5%)

La-Z-Boy, Inc.	9,723	263,493

Ryland Group, Inc. (The)(S)	13,817	551,713

		815,206
Household products (0.4%)

Harbinger Group, Inc.(NON)	53,631	655,907

		655,907
Insurance (1.0%)

Amtrust Financial Services, Inc.(S)	13,900	522,779

Stewart Information Services Corp.	18,013	632,797

Third Point Reinsurance, Ltd. (Bermuda)(NON)	28,500	451,725

		1,607,301
Internet and catalog retail (1.4%)

Blue Nile, Inc.(NON)	11,156	388,229

HSN, Inc.	7,231	431,908

Overstock.com, Inc.(NON)(S)	17,400	342,780

RetailMeNot, Inc.(NON)	28,100	899,200

Shutterfly, Inc.(NON)	5,629	240,246

		2,302,363
Internet software and services (2.8%)

Amber Road, Inc.(NON)	10,700	164,780

Angie's List, Inc.(NON)	5,322	64,822

Brightcove, Inc.(NON)	44,289	435,361

Conversant, Inc.(NON)(S)	17,297	486,911

Cornerstone OnDemand, Inc.(NON)	17,677	846,198

IntraLinks Holdings, Inc.(NON)	75,125	768,529

NIC, Inc.	19,241	371,544

SciQuest, Inc.(NON)	12,282	331,798

Vocus, Inc.(NON)	43,100	574,523

XO Group, Inc.(NON)	48,104	487,775

		4,532,241
IT Services (1.6%)

Acxiom Corp.(NON)	23,950	823,760

CSG Systems International, Inc.	11,156	290,502

Global Cash Access Holdings, Inc.(NON)	58,544	401,612

MAXIMUS, Inc.	10,235	459,142

VeriFone Systems, Inc.(NON)	17,789	601,624

		2,576,640
Life sciences tools and services (0.2%)

Sequenom, Inc.(NON)(S)	96,618	236,714

		236,714
Machinery (3.0%)

Altra Industrial Motion Corp.	22,721	811,140

Greenbrier Cos., Inc. (The)(NON)(S)	27,429	1,250,762

Kadant, Inc.	12,179	444,168

L.B. Foster Co. Class A	13,862	649,435

Standex International Corp.	12,896	690,968

TriMas Corp.(NON)	29,356	974,619

		4,821,092
Marine (0.4%)

Diana Shipping, Inc. (Greece)(NON)(S)	26,000	311,740

Matson, Inc.	11,053	272,899

		584,639
Media (1.2%)

Carmike Cinemas, Inc.(NON)	31,831	950,474

LIN Media, LLC Class A(NON)	16,645	441,093

Sinclair Broadcast Group, Inc. Class A(S)	23,281	630,682

		2,022,249
Metals and mining (1.2%)

Hi-Crush Partners LP (Units)	12,600	508,032

Horsehead Holding Corp.(NON)	35,413	595,647

U.S. Silica Holdings, Inc.(S)	23,000	877,910

		1,981,589
Multiline retail (0.4%)

Big Lots, Inc.(NON)	15,147	573,617

		573,617
Oil, gas, and consumable fuels (3.5%)

Callon Petroleum Co.(NON)	76,660	641,644

Delek US Holdings, Inc.	30,500	885,720

Gulfport Energy Corp.(NON)	4,810	342,376

Kodiak Oil & Gas Corp.(NON)	60,898	739,302

Rosetta Resources, Inc.(NON)	9,634	448,752

StealthGas, Inc. (Greece)(NON)	97,070	1,103,686

Vaalco Energy, Inc.(NON)	41,042	350,909

W&T Offshore, Inc.	25,786	446,356

World Fuel Services Corp.	15,864	699,602

		5,658,347
Paper and forest products (0.2%)

Domtar Corp. (Canada)	3,100	347,882

		347,882
Personal products (0.2%)

Nu Skin Enterprises, Inc. Class A	3,700	306,545

		306,545
Pharmaceuticals (5.3%)

Auxilium Pharmaceuticals, Inc.(NON)	31,216	848,451

Impax Laboratories, Inc.(NON)	20,000	528,400

Jazz Pharmaceuticals PLC(NON)	25,566	3,545,489

Medicines Co. (The)(NON)	24,619	699,672

Nektar Therapeutics(NON)(S)	43,500	527,220

Prestige Brands Holdings, Inc.(NON)	32,240	878,540

Questcor Pharmaceuticals, Inc.(S)	10,746	697,738

Salix Pharmaceuticals, Ltd.(NON)	6,327	655,540

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	42,300	302,445

		8,683,495
Professional services (3.8%)

Barrett Business Services, Inc.	12,179	725,503

Corporate Executive Board Co. (The)	7,573	562,144

Kforce, Inc.	25,280	538,970

Korn/Ferry International(NON)	14,100	419,757

On Assignment, Inc.(NON)	37,145	1,433,426

TrueBlue, Inc.(NON)	51,277	1,500,365

WageWorks, Inc.(NON)	19,126	1,073,160

		6,253,325
Real estate investment trusts (REITs) (1.2%)

Education Realty Trust, Inc.	67,957	670,736

PS Business Parks, Inc.	9,313	778,753

Sovran Self Storage, Inc.	6,038	443,491

		1,892,980
Road and rail (1.3%)

Quality Distribution, Inc.(NON)	63,764	828,294

Swift Transportation Co.(NON)	53,953	1,335,337

		2,163,631
Semiconductors and semiconductor equipment (4.5%)

Advanced Energy Industries, Inc.(NON)	11,200	274,400

Cavium, Inc.(NON)	7,676	335,671

Ceva, Inc.(NON)	41,135	722,331

Fairchild Semiconductor International, Inc.(NON)(S)	27,736	382,479

Freescale Semiconductor, Ltd.(NON)(S)	17,871	436,231

GT Advanced Technologies, Inc.(NON)	8,841	150,739

Integrated Silicon Solutions, Inc.(NON)	35,208	547,484

Mellanox Technologies, Ltd. (Israel)(NON)	10,849	424,521

Microsemi Corp.(NON)	17,501	438,050

Omnivision Technologies, Inc.(NON)(S)	26,586	470,572

Photronics, Inc.(NON)	77,061	657,330

RF Micro Devices, Inc.(NON)	120,671	950,887

Semtech Corp.(NON)	9,211	233,407

Silicon Image, Inc.(NON)	114,427	789,546

Synaptics, Inc.(NON)(S)	10,337	620,427

		7,434,075
Software (8.4%)

Actuate Corp.(NON)	91,549	551,125

Aspen Technology, Inc.(NON)	24,806	1,050,782

AVG Technologies NV (Netherlands)(NON)(S)	12,691	266,003

Bottomline Technologies, Inc.(NON)(S)	9,416	330,972

BroadSoft, Inc.(NON)(S)	5,322	142,257

Commvault Systems, Inc.(NON)(S)	9,825	638,134

Infoblox, Inc.(NON)	15,192	304,752

Manhattan Associates, Inc.(NON)	53,752	1,882,933

Mentor Graphics Corp.	44,467	979,163

Netscout Systems, Inc.(NON)	18,116	680,799

Proofpoint, Inc.(NON)(S)	11,700	433,836

PTC, Inc.(NON)	23,642	837,636

QLIK Technologies, Inc.(NON)	7,471	198,654

SolarWinds, Inc.(NON)	17,300	737,499

SS&C Technologies Holdings, Inc.(NON)	15,417	616,988

TiVo, Inc.(NON)	58,368	772,209

Tyler Technologies, Inc.(NON)	12,896	1,079,137

Ultimate Software Group, Inc.(NON)	8,536	1,169,432

Verint Systems, Inc.(NON)	15,250	715,683

Zynga, Inc. Class A(NON)	84,950	365,285

		13,753,279
Specialty retail (2.4%)

ANN, Inc.(NON)	16,273	675,004

Brown Shoe Co., Inc.	17,808	472,624

Buckle, Inc. (The)(S)	5,376	246,221

Destination Maternity Corp.	30,500	835,700

Five Below, Inc.(NON)(S)	5,364	227,863

Genesco, Inc.(NON)(S)	6,026	449,359

Lumber Liquidators Holdings, Inc.(NON)	4,401	412,814

Select Comfort Corp.(NON)	19,446	351,584

Tile Shop Holdings, Inc.(NON)(S)	20,951	323,693

		3,994,862
Technology hardware, storage, and peripherals (0.2%)

Silicon Graphics International Corp.(NON)(S)	27,413	336,632

		336,632
Textiles, apparel, and luxury goods (0.9%)

Crocs, Inc.(NON)	16,171	252,268

Perry Ellis International, Inc.(NON)	21,595	296,715

Steven Madden, Ltd.(NON)	8,290	298,274

Wolverine World Wide, Inc.	23,700	676,635

		1,523,892
Thrifts and mortgage finance (0.8%)

BofI Holding, Inc.(NON)(S)	8,172	700,749

Heritage Financial Group, Inc.	26,508	520,882

		1,221,631
Trading companies and distributors (1.1%)

Beacon Roofing Supply, Inc.(NON)	14,743	569,964

DXP Enterprises, Inc.(NON)	8,443	801,494

WESCO International, Inc.(NON)	5,833	485,422

		1,856,880
Wireless telecommunication services (0.1%)

RingCentral, Inc. Class A(NON)	6,184	111,930

		111,930

Total common stocks (cost $119,481,858)		$162,607,809

SHORT-TERM INVESTMENTS (13.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	21,721,083	$21,721,083

Total short-term investments (cost $21,721,083)		$21,721,083

TOTAL INVESTMENTS

Total investments (cost $141,202,941)(b)		$184,328,892

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $163,640,782.
(b)	The aggregate identified cost on a tax basis is $141,299,827, resulting in gross unrealized appreciation and depreciation of $47,383,348 and $4,354,283, respectively, or net unrealized appreciation of $43,029,065.
(NON)	Non-income-producing security.
Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,655,054	$35,508,900	$39,163,954	$1,628	$—
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $21,721,083, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $21,723,189. Certain of these securities were sold prior to the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$23,674,602	$—	$—
Consumer staples	2,931,904	—	—
Energy	6,195,986	—	—
Financials	10,431,087	—	—
Health care	41,881,598	—	—
Industrials	30,001,972	—	—
Information technology	36,977,232	—	—
Materials	8,793,486	—	—
Telecommunication services	1,719,942	—	—
Total common stocks	162,607,809	—	—
Short-term investments	—	21,721,083	—

Totals by level	$162,607,809	$21,721,083	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014